Segment information	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Segment information
Note 3 – Segment information

Operating Segments

DHT’s primary business is operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. The Company is organized and managed as one segment based on the nature and financial effects of the business activities which it engages and the economic environment in which it operates. The consolidated operating results are regularly reviewed by the Company’s chief operating decision maker, the President & Chief Executive Officer, and the Company does not monitor performance by geographical areas.

Entity-wide disclosures

Information about major customers:

As of December 31, 2024, the Company had 24 vessels in operation of which seven were on time charters and 17 were vessels operating in the spot market.

For the period from January 1, 2024, to December 31, 2024, five customers represented $113,134 thousand, $98,634 thousand, $72,462 thousand, $40,368 thousand, and $24,237 thousand, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $348,836 thousand, equal to 61 percent of the shipping revenues of $567,835 thousand for the period from January 1, 2024, to December 31, 2024.

For the period from January 1, 2023, to December 31, 2023, five customers represented $87,379 thousand, $84,493 thousand, $71,291 thousand, $57,641 thousand, and $39,676 thousand, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $340,480 thousand, equal to 61 percent of the shipping revenues of $556,075 thousand for the period from January 1, 2023, to December 31, 2023.

For the period from January 1, 2022, to December 31, 2022, five customers represented $80,198 thousand, $68,829 thousand, $27,443 thousand, $26,873 thousand, and $19,788 thousand, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $223,131 thousand, equal to 50 percent of the shipping revenues of $450,381 thousand for the period from January 1, 2022, to December 31, 2022.